SHARE-BASED COMPENSATION - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from stock options exercised	$ 3,632	$ 3,950	$ 938
Total intrinsic value of share options exercised	13,022	8,348	767
Treasury Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options exercised	2,966,955	3,835,596	804,285
2006 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The threshold of ownership of employee to whom the Group grant share option requiring a minimum exercise price to be at least 110% of the fair market value of the Company's ordinary share at the date of grant	10.00%
The minimum exercise price as a percentage of fair market value of the company's ordinary shares if the Company grant share awards to an employee who owns more than 10% of the voting power of all classes of the Company's share capital on the date of grant	110.00%
Exercise period of share options granted	10 years
Maximum aggregate number of shares issued	100,000,000
Exercise price of new share options		$ 2.52	$ 1.17
Expected stock price volatility		81.87%	79.24%
Expected dividend yield		0.00%	0.00%
Risk-free interest rate		2.07%	1.78%
Expected average life of options (years)		5 years 1 month 6 days	5 years 6 months
Weighted-average fair value of share options granted		$ 1.67	$ 0.84
Share options exercised	2,966,955	3,835,596	804,285
Stock option exchange program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options tendered by employees	5,400,000
Percentage of total share option eligible for exchange	94.00%
Number of share options granted in option exchange program	3,600,000
Exercise price of new share options	$ 1.43
Expected stock price volatility	87.29%
Expected dividend yield	0.00%
Risk-free interest rate	2.11%
Expected average life of options (years)	5 years 7 months 6 days
Stock option exchange program [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise period of share options granted	7.7 years
Stock option exchange program [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise period of share options granted	8.3 years
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise period of share options granted	10 years
Maximum aggregate number of shares issued	100,000,000
Maximum number of years the share becomes exercisable	3 years
Exercise price of new share options	$ 4.70
Expected stock price volatility	67.82%
Expected dividend yield	0.00%
Risk-free interest rate	1.01%
Expected average life of options (years)	5 years 1 month 6 days
Weighted-average fair value of share options granted	$ 2.44
Period of recognition of unrecognized compensation cost	2 years 2 months 27 days
Unrecognized compensation cost	3,466
The maximum percentage of issued share capital that can be issued for the share based awards under the 2011 Share Incentive Plan upon shareholders' approval	10.00%
Remaining shares available for grant	96,894,814	100,000,000
Expiration term of ordinary share options granted	10
Restricted shares [Member] | 2006 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of years the share becomes exercisable	4 years
Period of recognition of unrecognized compensation cost	1 year 2 months 16 days
Total fair values of restricted shares at date of grant	3,181	1,339	2,166
Unrecognized compensation cost	2,761
Restricted shares [Member] | 2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period of recognition of unrecognized compensation cost		2 years 2 months 27 days
Unrecognized compensation cost		3,811
Share options [Member] | 2006 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of years the share becomes exercisable	4 years
Unrecognized compensation cost	$ 3,927
Period of recognition of unrecognized compensation cost	1 year 1 month 21 days